Consolidated Statements of Loss and Comprehensive Loss (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Consolidated Statements of Loss and Comprehensive Loss
Excise taxes	$ 643,476	$ 1,877,543
Subsidies deducted from cost of sales	0	924,644
Subsidies deducted from selling, general and administrative expenses	0	99,840
Unrealized foreign currency gains, tax effect	$ 0	$ 0